Available-For-Sale Investments - Additional Information (Detail) (Youjia) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011 USD ($)	Dec. 31, 2012 CNY
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired	925,926
Consideration for shares acquired	$ 1.0
Equity interest in investment	6.67%
Fair value of investment		6.3